Revenues - Schedule of Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability, Current	$ 277,583,000	$ 216,970,000
Contract with Customer, Liability, Noncurrent	49,526,000	45,247,000
Contract with Customer, Liability	327,109,000	262,217,000	$ 242,823,000
ContractWithCustomerLiabilityRevenueRecognized2023	$ 202,576,000	$ 180,014,000